Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Reporting Entity

Reporting entity

Kindred Healthcare, Inc. is a healthcare services company that through its subsidiaries operates transitional care (“TC”) hospitals, inpatient rehabilitation hospitals (“IRFs”), nursing centers, assisted living facilities, a contract rehabilitation services business and a home health and hospice business across the United States (collectively, the “Company” or “Kindred”).

Basis of Presentation

Basis of presentation

The consolidated financial statements include all subsidiaries. All intercompany transactions have been eliminated. Investments in affiliates in which the Company has a 50% or less interest are accounted for by the equity method.

The Company has completed several transactions related to the divestiture of unprofitable hospitals and nursing centers to improve its future operating results. For accounting purposes, the operating results of these businesses and the losses or impairments associated with these transactions have been classified as discontinued operations in the accompanying consolidated statement of operations for all periods presented. Assets not sold at December 31, 2013 have been measured at the lower of carrying value or estimated fair value less costs of disposal and have been classified as held for sale in the accompanying consolidated balance sheet. See Notes 2 and 3.

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include amounts based upon the estimates and judgments of management. Actual amounts may differ from those estimates.

Recently Issued Accounting Requirements

Recently issued accounting requirements

In July 2013, the Financial Accounting Standards Board (the “FASB”) issued authoritative guidance related to financial statement presentation of an unrecognized tax benefit. The main provisions of the guidance state that an entity must present an unrecognized tax benefit, or a portion of an unrecognized tax benefit, in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. The guidance is effective for all interim and annual reporting periods beginning after December 15, 2013. Early adoption is permitted for all entities. The adoption of the guidance is not expected to have a material impact on the Company’s business, financial position, results of operations or liquidity.

In February 2013, the FASB amended its authoritative guidance issued in December 2011 related to the deferral of the requirement to present reclassification adjustments out of accumulated other comprehensive income in both the statement in which net income is presented and the statement in which other comprehensive income is presented. The amended provisions require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under United States generally accepted accounting principles to be reclassified to net income in its entirety in the same reporting period. For all other amounts, an entity is required to cross-reference to other disclosures that provide additional details about these amounts. All other requirements of the original June 2011 update were not impacted by the amendment which became effective for all interim and annual reporting periods beginning after December 15, 2012. The adoption of the guidance did not have a material impact on the Company’s business, financial position, results of operations or liquidity.

Reclassifications	Reclassifications Certain prior year amounts have been reclassified to conform with the current year presentation.
Revenues

Revenues

Revenues are recorded based upon estimated amounts due from patients and third party payors for healthcare services provided, including anticipated settlements under reimbursement agreements with Medicare, Medicaid, Medicare Advantage and other third party payors. Revenues under third party agreements are subject to examination and retroactive adjustment. Provisions for estimated third party adjustments are provided in the period the related services are rendered. Differences between the amounts accrued and subsequent settlements are recorded in the periods the interim or final settlements are determined.

NOTE 1 – ACCOUNTING POLICIES (Continued)

Revenues (Continued)

A summary of revenues by payor type follows (in thousands):

	Year ended December 31,
	2013	2012	2011
Medicare	$2,007,690	$2,041,016	$1,803,342
Medicaid	572,461	557,442	556,996
Medicare Advantage	367,643	352,436	306,383
Other	2,097,141	2,108,702	1,674,128
	5,044,935	5,059,596	4,340,849
Eliminations	(209,350)	(203,454)	(180,741)
	$4,835,585	$4,856,142	$4,160,108

Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents include highly liquid investments with an original maturity of three months or less when purchased. The Company reclassifies outstanding checks in excess of funds on deposit. As of December 31, 2013, $41.7 million was reclassified to accounts payable and $4.0 million was reclassified to salaries, wages and other compensation. As of December 31, 2012, $46.9 million was reclassified to accounts payable and $6.7 million was reclassified to salaries, wages and other compensation.

Insurance Subsidiary Investments

Insurance subsidiary investments

The Company maintains investments for the payment of claims and expenses related to professional liability and workers compensation risks. These investments have been categorized as available-for-sale and are reported at fair value. The fair value of publicly traded debt and equity securities and money market funds are based upon quoted market prices or observable inputs such as interest rates using either a market or income valuation approach. Since the Company’s insurance subsidiary investments are restricted for a limited purpose, they are classified in the accompanying consolidated balance sheet based upon the expected current and long-term cash requirements of the limited purpose insurance subsidiary.

The Company follows the authoritative guidance related to the meaning of other-than-temporary impairment and its application to certain investments to assess whether the Company’s investments with unrealized loss positions are other-than-temporarily impaired. Unrealized gains and losses, net of deferred income taxes, are reported as a component of accumulated other comprehensive income (loss). Realized gains and losses and declines in value judged to be other-than-temporary are determined using the specific identification method and are reported in the Company’s statement of operations. See Note 10.

Accounts Receivable

Accounts receivable

Accounts receivable consist primarily of amounts due from the Medicare and Medicaid programs, other government programs, managed care health plans, commercial insurance companies, skilled nursing and hospital customers, and individual patients and customers. Estimated provisions for doubtful accounts are recorded to the extent it is probable that a portion or all of a particular account will not be collected.

In evaluating the collectibility of accounts receivable, the Company considers a number of factors, including the age of the accounts, changes in collection patterns, the composition of patient accounts by payor type, the status of ongoing disputes with third party payors and general industry conditions. Actual collections of accounts receivable in subsequent periods may require changes in the estimated provision for loss. Changes in these estimates are charged or credited to the results of operations in the period of change. Based upon improved cash collections in the Company’s rehabilitation division, the Company recognized a change in estimate that reduced the provision for doubtful accounts by $8.4 million in 2012.

The provision for doubtful accounts totaled $27.0 million for 2013, $10.3 million for 2012 and $19.4 million for 2011.

Due to Third Party Payors

Due to third party payors

The Company’s hospitals and nursing centers are required to submit cost reports at least annually to various state and federal agencies administering the respective reimbursement programs. In many instances, interim cash payments to the Company are only an estimate of the amount due for services provided. Any overpayment to the Company arising from the completion of a cost report is recorded as a liability.

Inventories	Inventories Inventories consist primarily of pharmaceutical and medical supplies and are stated at the lower of cost (first-in, first-out) or market.
Property and Equipment

Property and equipment

Property and equipment is carried at cost less accumulated depreciation. Depreciation expense, computed by the straight-line method, was $132.1 million for 2013, $138.1 million for 2012 and $113.5 million for 2011. These amounts include amortization of assets recorded under capital leases. Depreciation rates for buildings range generally from 20 to 45 years. Leasehold improvements are depreciated over their estimated useful lives or the remaining lease term, whichever is shorter. Estimated useful lives of equipment vary from five to 15 years. Depreciation expense is not recorded for property and equipment classified as held for sale.

Interest costs incurred during the construction of the Company’s development projects are capitalized. Capitalized interest for the years ended December 31, 2013, 2012 and 2011 was $0.1 million, $2.4 million and $1.5 million, respectively. Repairs and maintenance are expensed as incurred.

The Company separates capital expenditures into two categories, routine and development, in the accompanying consolidated statement of cash flows. Purchases of routine property and equipment include expenditures at existing facilities that generally do not result in increased capacity or the expansion of services. Development capital expenditures include expenditures for the development of new facilities or the expansion of services or capacity at existing facilities.

Long-lived Assets

Long-lived assets

The Company reviews the carrying value of certain long-lived assets and finite lived intangible assets with respect to any events or circumstances that indicate an impairment or an adjustment to the amortization period is necessary. If circumstances suggest that the recorded amounts cannot be recovered based upon estimated future undiscounted cash flows, the carrying values of such assets are reduced to fair value.

In assessing the carrying values of long-lived assets, the Company estimates future cash flows at the lowest level for which there are independent, identifiable cash flows. For this purpose, these cash flows are aggregated based upon the contractual agreements underlying the operation of the facility or group of facilities. Generally, an individual facility is considered the lowest level for which there are independent, identifiable cash flows. However, to the extent that groups of facilities are leased under a master lease agreement in which the operations of a facility and compliance with the lease terms are interdependent upon other facilities in the agreement (including the Company’s ability to renew the lease or divest a particular property), the Company defines the group of facilities under a master lease agreement as the lowest level for which there are independent, identifiable cash flows. Accordingly, the estimated cash flows of all facilities within a master lease agreement are aggregated for purposes of evaluating the carrying values of long-lived assets.

Losses associated with the disposition or planned disposition of long-lived assets for the year ended December 31, 2013 are discussed in Note 2.

On July 29, 2011, the Centers for Medicare and Medicaid Services (“CMS”) issued final rules which, among other things, significantly reduced Medicare payments to nursing centers and changed the reimbursement for the provision of group rehabilitation therapy services to Medicare beneficiaries beginning October 1, 2011 (the “2011 CMS Rules”). In connection with the 2011 CMS Rules, the Company determined that the impact of the 2011 CMS Rules was a triggering event in the third quarter of 2011 and accordingly tested the recoverability of nursing center property and equipment asset groups impacted by the reduced Medicare payments. The Company recorded pretax impairment charges aggregating $4.9 million ($3.0 million net of income taxes) in 2011 to reflect the amount by which the carrying value of certain assets exceeded their estimated fair value. In addition, the Company recorded pretax impairment charges aggregating $1.1 million ($0.7 million net of income taxes) for the year ended December 31, 2013 and $1.0 million ($0.6 million net of income taxes) for the year ended December 31, 2012 of property and equipment expended in the same nursing center asset groups. The impairment charges did not impact the Company’s cash flows or liquidity.

Goodwill and Intangible Assets

Goodwill and intangible assets

Goodwill and indefinite-lived intangible assets primarily originated from business combinations accounted for as purchase transactions. Indefinite-lived intangible assets consist of trade names, Medicare certifications and certificates of need.

A summary of goodwill by reporting unit follows (in thousands):

	Hospitals		Nursing centers		Skilled nursing rehabilitation services		Hospital rehabilitation services		Home health		Hospice		Total
Balances, December 31, 2011		$745,411	$	−		$107,026		$167,753		$49,254		$15,211	$1,084,655
Acquisitions		−		−		−		−		49,757		11,577	61,334
Impairment charges		−		−		(107,899)		−		−		−	(107,899)
Other		1,654		−		873		266		306		77	3,176
Balances, December 31, 2012		747,065		−		−		168,019		99,317		26,865	1,041,266
Acquisitions		2,546		−		−		5,315		89,605		105	97,571
Dispositions (See Note 2)		(70,131)		−		−		−		−		−	(70,131)
Impairment charges		−		−		−		−		(76,082)		−	(76,082)
Other		−		−		−		−		(462)		(60)	(522)
Balances, December 31, 2013		$679,480	$	−	$	−		$173,334		$112,378		$26,910	$992,102
Accumulated impairment charges:
December 31, 2012	$	−		$(6,080)		$(153,898)	$	−	$	−	$	−	$(159,978)
December 31, 2013	$	−		$(6,080)		$(153,898)	$	−		$(76,082)	$	−	$(236,060)

In accordance with the authoritative guidance for goodwill and other intangible assets, the Company is required to perform an impairment test for goodwill and indefinite-lived intangible assets at least annually or more frequently if adverse events or changes in circumstances indicate that the asset may be impaired.

The Company performs its annual goodwill impairment test at the end of each fiscal year for each of its reporting units. A reporting unit is either an operating segment or one level below the operating segment, referred to as a component. When the components within the Company’s operating segments have similar economic characteristics, the Company aggregates the components of its operating segments into one reporting unit. Accordingly, the Company has determined that its reporting units are hospitals, nursing centers, skilled nursing rehabilitation services, hospital rehabilitation services, home health and hospice. The home health and hospice reporting units are included in the care management division.

In connection with the preparation of the Company’s operating results for the fourth quarter of 2013, the Company determined that the impact of regulatory changes announced on November 22, 2013 related to the Company’s home health reporting unit was an impairment triggering event. The regulatory changes resulted from action by CMS to, among other changes, rebase home health payment rates by reducing the national standardized 60 day episode payment rate by 2.8% in each of the next four years beginning January 1, 2014. The Company tested the recoverability of the home health reporting unit goodwill, other intangible assets and long-lived assets. The Company recorded a pretax impairment charge aggregating $76.1 million ($58.3 million net of income taxes) in the fourth quarter of 2013 to reflect the amount by which the carrying value of its home health reporting unit goodwill exceeded the estimated fair value. The Company determined that other intangible assets and long-lived assets in the home health reporting unit were not impaired.

In connection with the preparation of the Company’s operating results for the fourth quarter of 2012, the Company determined that the impact of regulatory changes related to the Company’s skilled nursing rehabilitation services reporting unit was a triggering event in the fourth quarter of 2012, simultaneously with the Company’s annual impairment test. The regulatory changes included a new pre-payment manual medical review process for certain Medicare Part B services exceeding $3,700 which became effective October 1, 2012 and new rules which became effective April 1, 2013 under the American Taxpayer Relief Act of 2012 (the “Taxpayer Relief Act”) that reduced Medicare Part B payments by an additional 25% for subsequent procedures when multiple therapy services are provided on the same day. The Company tested the recoverability of its skilled nursing rehabilitation services reporting unit goodwill, other intangible assets and long-lived assets. The Company recorded a pretax impairment charge aggregating $107.9 million ($101.6 million net of income taxes) (which represented the entire skilled nursing rehabilitation services reporting unit goodwill) in the fourth quarter of 2012 to reflect the amount by which the carrying value of goodwill exceeded the estimated fair value. The Company determined that other intangible assets and long-lived assets in the skilled nursing rehabilitation services reporting unit were not impaired.

NOTE 1 – ACCOUNTING POLICIES (Continued)

Goodwill and intangible assets (Continued)

In connection with the 2011 CMS Rules, the Company determined that the impact of the 2011 CMS Rules was a triggering event in the third quarter of 2011 and accordingly tested the recoverability of its nursing centers reporting unit goodwill and indefinite-lived intangible assets impacted by the reduced Medicare payments. The Company recorded a pretax impairment charge aggregating $6.1 million ($3.7 million net of income taxes) (which represented the entire nursing centers reporting unit goodwill) in the third quarter of 2011 to reflect the amount by which the carrying value of certain assets exceeded their estimated fair value.

During 2011, the estimated negative impact from changes in the reimbursement of group rehabilitation therapy services to Medicare beneficiaries implemented by the 2011 CMS Rules on October 1, 2011 was greater than expected, and as a result, the Company lowered its cash flow expectations for its skilled nursing rehabilitation services reporting unit, causing the carrying value of goodwill of this reporting unit to exceed its estimated fair value in testing the recoverability of goodwill. As a result, the Company recorded a pretax impairment charge of $46.0 million ($42.6 million net of income taxes) in 2011. The Company also reviewed the other intangible assets and long-lived assets related to the skilled nursing rehabilitation services reporting unit and determined there were no impairments of these assets.

None of the previously discussed impairment charges impacted the Company’s cash flows or liquidity.

The goodwill impairment test involves a two-step process. The first step is a comparison of each reporting unit’s fair value to its carrying value. If the carrying value of the reporting unit is greater than its fair value, there is an indication that impairment may exist and the second step must be performed to measure the amount of impairment loss, if any. Based upon the results of the step one impairment test for goodwill for hospitals, hospital rehabilitation services and hospice reporting units for the year ended December 31, 2013, no goodwill impairment charges were recorded in connection with the Company’s annual impairment test. Based upon the results of the step one impairment test for goodwill for the Company’s hospitals, hospital rehabilitation services, home health and hospice reporting units for the years ended December 31, 2012 and December 31, 2011, no impairment charges were recorded.

Since quoted market prices for the Company’s reporting units are not available, the Company applies judgment in determining the fair value of these reporting units for purposes of performing the goodwill impairment test. The Company relies on widely accepted valuation techniques, including discounted cash flow and market multiple analyses approaches, which capture both the future income potential of the reporting unit and the market behaviors and actions of market participants in the industry that includes the reporting unit. These types of analyses require the Company to make assumptions and estimates regarding future cash flows, industry-specific economic factors and the profitability of future business strategies. The discounted cash flow approach uses a projection of estimated operating results and cash flows that are discounted using a weighted average cost of capital. Under the discounted cash flow approach, the projection uses management’s best estimates of economic and market conditions over the projected period for each reporting unit including growth rates in the number of admissions, patient days, reimbursement rates, operating costs, rent expense and capital expenditures. Other significant estimates and assumptions include terminal value growth rates, changes in working capital requirements and weighted average cost of capital. The market multiple analysis estimates fair value by applying cash flow multiples to the reporting unit’s operating results. The multiples are derived from comparable publicly traded companies with similar operating and investment characteristics to the reporting units.

Other than the impairment of goodwill for the Company’s home health reporting unit, the Company has determined that there was no other goodwill or other intangible asset impairments as of December 31, 2013. However, adverse changes in the operating environment and related key assumptions used to determine the fair value of the Company’s reporting units and indefinite-lived intangible assets or declines in the value of the Company’s common stock may result in future impairment charges for a portion or all of these assets. Specifically, if the rate of growth of government and commercial revenues earned by the Company’s reporting units were to be less than projected or if healthcare reforms were to negatively impact the Company’s business, an impairment charge of a portion or all of these assets may be required. An impairment charge could have a material adverse effect on the Company’s business, financial position and results of operations, but would not be expected to have an impact on the Company’s cash flows or liquidity.

The Company’s indefinite-lived intangible assets consist of trade names, Medicare certifications and certificates of need. The fair values of the Company’s indefinite-lived intangible assets are derived from current market data and projections at a facility level which include management’s best estimates of economic and market conditions over the projected period including growth rates in the number of admissions, patient days, reimbursement rates, operating costs, rent expense and capital expenditures. Other significant estimates and assumptions include terminal value growth rates, changes in working capital requirements and weighted average cost of capital. Certificates of need intangible assets are estimated primarily using both a replacement cost methodology and an excess earnings method, a form of discounted cash flows, which is based upon the concept that net after-tax cash flows provide a return supporting all of the assets of a business enterprise.

NOTE 1 – ACCOUNTING POLICIES (Continued)

Goodwill and intangible assets (Continued)

At December 31, 2011, the carrying value of the Company’s certificates of need intangible assets exceeded its fair value as a result of declining earnings and cash flows related to five hospitals and two co-located nursing centers in Massachusetts, all of which were acquired in 2006. The declining earnings and cash flows are attributable to a difficult long-term acute care operating environment in Massachusetts in which the Company was unable to achieve consistent operating results, as well as automatic future Medicare reimbursement reductions triggered in December 2011 by the Budget Control Act of 2011. In addition, the Company decided in the fourth quarter of 2011 to close one of the five hospitals. The pretax impairment charge related to the certificates of need totaled $54.4 million ($33.3 million net of income taxes), of which $37.8 million ($23.1 million net of income taxes) was reclassified to discontinued operations. The Company reviewed the other long-lived assets related to these five hospitals and two co-located nursing centers and determined there was no impairment. Based upon the results of the annual impairment test for indefinite-lived intangible assets other than certificates of need intangible assets discussed above for the years ended December 31, 2013, 2012 and 2011, no impairment charges were recorded.

Losses associated with the disposition or planned disposition of indefinite-lived intangible assets for the year ended December 31, 2013 are discussed in Note 2.

The annual impairment tests for certain of the Company’s indefinite-lived intangible assets are performed as of May 1, July 1, September 1 and October 1 while all others are performed as of December 31. No impairment charges were recorded in connection with the annual impairment tests as of October 1, 2013, September 1, 2013, July 1, 2013 or May 1, 2013.

The Company’s intangible assets include both finite and indefinite-lived intangible assets. The Company’s intangible assets with finite lives are amortized in accordance with the authoritative guidance for goodwill and other intangible assets using the straight-line method over their estimated useful lives ranging from one to 20 years.

Amortization expense computed by the straight-line method totaled $22.1 million for 2013, $22.0 million for 2012 and $13.4 million for 2011.

The estimated annual amortization expense for the next five years for intangible assets at December 31, 2013 follows (in thousands):

2014	$21,603
2015	20,274
2016	17,882
2017	15,809
2018	15,088

A summary of intangible assets at December 31 follows (in thousands):

	2013					2012
	Cost	Accumulated amortization		Carrying value	Weighted average life	Cost	Accumulated amortization		Carrying value	Weighted average life
Non-current:
Trade names (indefinite life)	$115,400	$	−	$115,400		$115,400	$	−	$115,400
Medicare certifications (indefinite life)	94,407		−	94,407		107,487		−	107,487
Certificates of need (indefinite life)	26,167		−	26,167		19,704		−	19,704
Non-compete agreements	5,496		(2,969)	2,527	3 years	6,985		(3,921)	3,064	3 years
Leasehold interests	370		(195)	175	6 years	1,100		(661)	439	4 years
Trade names	29,434		(9,384)	20,050	8 years	24,705		(6,664)	18,041	7 years
Customer relationship assets	204,240		(39,663)	164,577	14 years	199,240		(23,608)	175,632	14 years
	$475,514		$(52,211)	$423,303		$474,621		$(34,854)	$439,767

Insurance Risks

Insurance risks

Provisions for loss for professional liability risks and workers compensation risks are based upon management’s best available information including actuarially determined estimates. The provisions for loss related to professional liability risks retained by the Company’s wholly owned limited purpose insurance subsidiary are discounted based upon actuarial estimates of claim payment patterns. Provisions for loss related to workers compensation risks retained by the Company’s limited purpose insurance subsidiary are not discounted. To the extent that expected ultimate claims costs vary from historical provisions for loss, future earnings will be charged or credited. See Notes 3 and 9.

Earnings Per Common Share

Earnings per common share

Earnings per common share are based upon the weighted average number of common shares outstanding during the respective periods. The diluted calculation of earnings per common share includes the dilutive effect of stock options and performance-based restricted shares. The Company follows the provisions of the authoritative guidance for determining whether instruments granted in share-based payment transactions are participating securities for purposes of calculating earnings per common share. See Note 6.

Derivative Financial Instruments

Derivative financial instruments

In December 2011, the Company entered into two interest rate swap agreements to hedge its floating interest rate risk. The Company accounts for derivative financial instruments in accordance with the authoritative guidance for derivatives and hedging. These derivative financial instruments are recognized as liabilities in the accompanying consolidated balance sheet and are measured at fair value. The Company’s derivatives are designated as cash flow hedges. See Note 17.

The interest rate swaps were assessed for hedge effectiveness for accounting purposes at inception and the Company determined the interest rate swaps continue to qualify for cash flow hedge accounting at December 31, 2013. However, an amendment to the Company’s senior secured term loan facility (the “Term Loan Facility”) completed in May 2013 reduced the London Interbank Offered Rate (“LIBOR”) floor from 1.5% to 1.0%, therefore some partial ineffectiveness will result through the expiration of the interest rate swap agreement. The Company records the effective portion of the gain or loss on the derivative financial instrument in accumulated other comprehensive income (loss) as a component of stockholders equity and records the ineffective portion of the gain or loss on the derivative financial instrument as interest expense. See Note 12.

Stock Option Accounting	Stock option accounting The Company recognizes compensation expense in its consolidated financial statements using a Black-Scholes option valuation model for non-vested stock options. See Note 14.
Other Information	Other information The Company has performed an evaluation of subsequent events through the date on which the financial statements were issued.